CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Unaudited) (Tables)	3 Months Ended
Oct. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheet

	October 31,	July 31,
	2024	2024

ASSETS
Cash	$94,651	$14,621
Prepaid expense	1,040	1,820
Investment in subsidiaries	665,755	781,661
Total Assets	$761,446	$798,102

LIABILITIES
Accounts payable and other accrued liabilities	110,400	54,000
Payable to subsidiaries	512,416	312,416
Due to related parties	2,271	2,271
Total Liabilities	$112,671	$56,271

Stockholders’ Equity
Series A Preferred stock, $0.0001 par value; 80,000 shares authorized; no shares issued and outstanding as of October 31, 2024 and July 31, 2024	–	–
Series B Preferred stock, $0.0001 par value; 80,000 shares authorized; 80,000 shares issued and outstanding as of October 31, 2024 and July 31, 2024	8	8
Undesignated preferred stock, $0.0001 par value; 19,920,000 shares authorized; no shares issued and outstanding	–	–
Common stock, $0.0001 par value, 100,000,000 shares authorized; 14,781,803 shares issued and outstanding as of October 31, 2024 and July 31, 2024	1,478	1,478
Additional paid-in capital	962,416	962,416
Accumulated deficit	(315,127)	(222,071)
Total Stockholders’ Equity	648,775	741,831

Total Liabilities and Stockholders’ Equity	$761,446	$798,102

Schedule of statement of operations

	For the three months ended October 31,
	2024	2023

EXPENSE:
General and administrative	$(130,415)	$(102,833)

OTHER INCOME
Gain from investment in subsidiaries	9,968	87,049
Other income net	27,391	–
Total other income	37,359	87,049

Net (loss)	$(93,056)	$(15,784)

Schedule of statement of cash flow

	For the three months ended October 31,
	2024	2023

Cash flows from operating activities:
Net (loss)	$(93,056)	$(15,784)
Adjustments to reconcile net income to net cash provided by operating activities:
Share of (gain) from investment in subsidiaries	(9,968)	(87,049)
Change in operating assets and liabilities:
Prepaid expense and other assets	780	750
Accounts payable and other accrued liabilities	56,399	59,352
Net cash (used in) operating activities	(45,845)	(42,731)

Cash flows from financing activities:
Operating proceeds from subsidiaries	200,000
Deferred offering costs incurred	(74,125)	–
Net cash provided by financing activities	125,875	–

Net (decrease) increase in cash and cash equivalents	80,030	(42,731)
Cash and cash equivalents at beginning	14,621	66,553
Cash and cash equivalents at ending	$94,651	$23,822